NEWBUILDINGS	12 Months Ended
Dec. 31, 2016
NEWBUILDINGS [Abstract]
NEWBUILDINGS

17.	NEWBUILDINGS

Movements in the three years ended December 31, 2016 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2013	252,753
Newbuildings acquired, net, on consolidation of Golden Ocean	83,700
Newbuildings sold to Golden Ocean in April 2014	(41,617)
Newbuildings sold to Golden Ocean in September 2014	(64,178)
Additions, net, continuing basis	188,623
Additions, net, discontinued basis	270,130
Transfer to held for distribution	(250,118)
Transfer to Vessels and equipment, net	(186,717)
Interest capitalized, continuing basis	5,129
Interest capitalized, discontinued basis	2,087
Transfer to short term claim receivable	(32,742)
Balance at December 31, 2014	227,050
Additions, net, continuing basis	677,103
Newbuildings acquired upon the Merger	16,523
Newbuildings acquired from related party	1,927
Newbuildings sold to Avance Gas	(517,398)
Transfer to Vessels and equipment, net	(133,429)
Interest capitalized, continuing basis	5,989
Transfer to short term claim receivable	(11,532)
Balance at December 31, 2015	266,233
Additions, net, continuing basis	614,116
Transfer to Vessels and equipment, net	(532,766)
Interest capitalized, continuing basis	6,994
Cancellations	(46,253)
Balance at December 31, 2016	308,324

As of December 31, 2013, Frontline 2012's newbuilding program totaled 62 vessels (including the eight newbuildings sold to Avance Gas) and comprised 20 newbuildings within the crude oil and petroleum product markets, 34 Capesize vessels and eight VLGCs.

In February 2014, a wholly-owned subsidiaries of Frontline 2012 signed newbuilding contracts for four 180,000 dwt bulk carriers with expected deliveries between August 2016 and September 2016.

In April 2014, Frontline 2012 entered into an agreement with Golden Ocean, and sold all of the shares of five SPCs, each owning a Capesize newbuilding, in exchange for 15.5 million shares of Golden Ocean. Two of the newbuildings were delivered to Golden Ocean in May 2014 and the remaining newbuildings were delivered in June, July and September 2014. The carrying cost of these newbuilding contracts was $41.6 million and Frontline 2012 recognized a gain on sale on these SPCs of $74.8 million, which was recorded in 'Gain on cancellation and sale of newbuilding contracts' and has been included in 'Net loss from discontinued operations'.

In May 2014, Frontline 2012 cancelled the first of its six MR newbuilding contracts (hull D2171) at STX Dalian due to the excessive delay compared to the contractual delivery date and demanded payment from STX Dalian and the refund guarantee bank in respect of installments paid and accrued interest of $10.8 million. The carrying cost of hull D2171 at the time of cancellation of $9.0 million was transferred to a short term claim receivable and was settled in October 2015.

In July 2014, Frontline 2012 cancelled the second of its six MR newbuilding contracts (hull D2172) at STX Dalian due to the excessive delay compared to the contractual delivery date and demanded payment from STX Dalian and the refund guarantee bank in respect of installments paid and accrued interest. The carrying cost of hull D2172 at the time of cancellation of $8.8 million was transferred to a claim receivable and was settled in September 2014.

In September 2014, Frontline 2012 cancelled the third of its six MR newbuilding contracts (hull D2173) at STX Dalian due to the excessive delay compared to the contractual delivery date and demanded payment from STX Dalian and the refund guarantee bank in respect of installments paid and accrued interest of $11.0 million. The carrying cost of hull D2173 at the time of cancellation of $9.1 million was transferred to a claim receivable and was settled in October 2014.

In December 2014, Frontline 2012 cancelled the fourth of its six MR newbuilding contracts (hull D2174) at STX Dalian due to the excessive delay compared to the contractual delivery date and demanded payment from $7.5 million in respect of installments paid and accrued interest from STX Dalian and the refund guarantee bank. The carrying cost of hull D2174 at the time of cancellation of $5.8 million was transferred to a short term claim receivable and was settled in January 2015.

In January 2014, Frontline 2012 took delivery of Front Dee and Front Clyde and in February and March 2014, took delivery of Front Esk and Front Mersey, respectively, the remaining four fuel efficient MR tanker newbuildings ordered from STX Korea. In September 2014, Frontline 2012 took delivery of Front Lion the first of fourteen fuel efficient Aframax/LR2 tanker newbuildings ordered from Guangzhou Longxe Shipbuilding Co. Ltd.

In September and December 2014, a wholly-owned subsidiaries of Frontline 2012 signed newbuilding contracts for six Suezmax carriers with expected deliveries between September 2016 and June 2017.

At December 31, 2014, Frontline 2012 had four Capesize newbuilding contracts with STX Dalian and four Capesize newbuilding contracts with STX Korea, which had been sub-contracted to STX Dalian. No installments have been paid in respect of these newbuilding contracts and there has been no activity at STX Dalian in respect of these contracts. At December 31, 2014, Frontline 2012 also had two MR newbuilding contracts with STX Dalian (hulls D2175 and D2176), which had an aggregate carrying value of $11.6 million at that date.

As of December 31, 2014, Frontline 2012's newbuilding program, excluding newbuildings agreed to be sold and newbuilding contracts with STX Dalian and STX Korea, comprised 13 Aframax/LR2 tanker newbuildings and six Suezmax tanker newbuildings.

In January 2015, Frontline 2012 signed newbuilding contracts for two VLCCs with expected deliveries between February and May 2017.

Frontline 2012 took delivery of the second and third Aframax/LR2 tanker newbuildings, Front Panther and Front Puma, in January 2015 and March 2015, respectively.

In April 2015, Frontline 2012 signed newbuilding contracts for two Aframax/LR2s with expected deliveries between May and August 2017.

In June 2015, Frontline 2012 took delivery of the fourth Aframax/LR2 tanker newbuilding, Front Tiger.

In June 2015, Frontline 2012 cancelled the final two MR newbuilding contracts (hulls D2175 and D2176) at STX Dalian due to the excessive delay compared to the contractual delivery date and demanded payment of installments paid and accrued interest from STX Dalian and the refund guarantee bank. The carrying cost of hull D2175 and D2176 at the time of cancellation was $5.8 million per newbuilding, which was transferred to other receivables and settled in August 2015.

In June 2015, Frontline 2012 signed newbuilding contracts for two VLCCs with expected deliveries between March and June 2017.

In July 2015, Frontline 2012 signed newbuilding contracts for two Aframax/LR2 tankers with expected deliveries between July and August 2017.

In September 2015, Frontline 2012 signed newbuilding contracts for two VLCCs with expected deliveries between July and October 2017.

In November 2015, the Company entered into an agreement to purchase two Suezmax tanker newbuilding contracts from Golden Ocean at a purchase price of $55.7 million per vessel. The transaction was completed in December 2015. The vessels have delivery dates in the first half of 2017. The contracts were acquired as a result of the Merger and were valued at $16.5 million being the excess of the estimated fair value of the contracts less the purchase price.

As at December 31, 2015, the Company's newbuilding program comprised six VLCCs, eight Suezmax tankers and 14 Aframax/LR2 newbuildings.

In the first quarter of 2016, the Company took delivery of four Aframax/LR2 tanker newbuildings, Front Ocelot, Front Cheetah, Front Cougar and Front Lynx.

The Company took delivery of two Aframax/LR2 tanker newbuildings, Front Leopard and Front Jaguar, in May and June 2016, respectively.

In June 2016, the Company acquired two VLCC newbuildings under construction at Hyundai Heavy Industries at a purchase price of $84.0 million each. The Front Duke was delivered to the Company in September 2016 and the Front Duchess was delivered to the Company in February 2017. In June 2016, the Company also acquired options for two VLCC newbuildings, which lapsed in August 2016.

In August 2016, the Company took delivery of the Suezmax newbuilding, Front Challenger.

In September 2016, the Suezmax newbuilding, Front Crown and the Aframax/LR2 newbuilding, Front Altair, were delivered to the Company.

In October 2016, the Company entered into an agreement with STX to terminate the contracts for four VLCC newbuildings due for delivery in 2017. The contracted price of these vessels was $364.3 million, of which the Company has paid installments of $45.5 million. Following the contract terminations, the Company has been released of any and all obligations relating to the contracts, and has received all installment payments made to STX, less a $0.5 million cancellation fee per vessel. The Company recorded a loss of $2.8 million related to the contract terminations in the third quarter of 2016.

As of December 31, 2016, the Company's newbuilding program comprised three VLCCs, six Suezmax tankers and seven Aframax/LR2 tanker newbuildings.